Leases and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2023	$ 22,613
Right-of-use assets, net carrying amount at December 31, 2024	21,634	$ 22,613
Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	38,743	34,897
Additions	3,744	3,733
Disposals	(215)	(271)
Transfers and other movements	493	384
Ending balance	42,765	38,743
Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(16,130)	(13,054)
Disposals	104	174
Transfers and other movements	60	854
Depreciation for the year	(5,165)	(4,104)
Ending balance	(21,131)	(16,130)
Right-of-use Land and buildings
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2023	10,086
Right-of-use assets, net carrying amount at December 31, 2024	10,682	10,086
Right-of-use Land and buildings | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	15,966	14,680
Additions	1,930	479
Disposals	0	(170)
Transfers and other movements	580	977
Ending balance	18,476	15,966
Right-of-use Land and buildings | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(5,880)	(4,392)
Disposals	0	131
Transfers and other movements	(35)	(90)
Depreciation for the year	(1,879)	(1,529)
Ending balance	(7,794)	(5,880)
Right-of-use Plant and equipment
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2023	12,527
Right-of-use assets, net carrying amount at December 31, 2024	10,952	12,527
Right-of-use Plant and equipment | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	22,777	20,217
Additions	1,814	3,254
Disposals	(215)	(101)
Transfers and other movements	(87)	(593)
Ending balance	24,289	22,777
Right-of-use Plant and equipment | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(10,250)	(8,662)
Disposals	104	43
Transfers and other movements	95	944
Depreciation for the year	(3,286)	(2,575)
Ending balance	$ (13,337)	$ (10,250)